Average Annual Total Returns (Invesco Van Kampen V.I. Mid Cap Value Fund, Series II shares, Invesco Van Kampen V.I. Mid Cap Value Fund)	12 Months Ended
	May 02, 2011
Average Annual Total Returns
Label	Series II: Inception (05/05/03)
Inception Date	May 05, 2003
1 Year	22.18%
5 Years	5.30%
Since Inception	10.86%
Russell Midcap Value Index
Average Annual Total Returns
Label	Russell Midcap® Value Index:	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Inception Date	Apr. 30, 2003
1 Year	24.75%
5 Years	4.08%
Since Inception	11.32%
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Inception Date	Apr. 30, 2003
1 Year	15.08%
5 Years	2.29%
Since Inception	6.32%
Lipper VUF Mid-Cap Value Funds Index
Average Annual Total Returns
Label	Lipper VUF Mid-Cap Value Funds Index:	[1]
Inception Date	Apr. 30, 2003
1 Year	21.05%
5 Years	3.25%
Since Inception	9.66%

[1]	The Fund has elected to include three benchmark indices: the Russell Midcap® Value Index, the Lipper VUF Mid-Cap Value Funds Index and the S&P 500® Index. The Russell Midcap® Value Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper VUF Mid-Cap Value Funds Index has been added as a peer group benchmark. The Fund has elected to use the S&P 500® Index as its broad-based benchmark instead of the Russell Midcap® Value Index to provide investors a broad proxy for the U.S. market.